Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class	We disaggregate our revenue based on product type and customer class as shown below for the years ended
December 31, 2023, 2022 and 2021:

(in thousands)	2023	2022	2021

Consumables and related revenues	$951,366	$1,029,791	$1,027,215
Instruments	84,111	96,436	116,449
Molecular Diagnostics	1,035,477	1,126,227	1,143,664

Consumables and related revenues	774,847	859,133	959,093
Instruments	154,987	156,158	148,900
Life Sciences	929,834	1,015,291	1,107,993
Total net sales	$1,965,311	$2,141,518	$2,251,657
Additionally, we disaggregate our revenue based on the product categories as shown below for the years ended
December 31, 2023, 2022 and 2021:

(in thousands)	2023	2022	2021

Sample technologies	$662,991	$796,932	$850,636
Diagnostic solutions	697,630	660,879	638,759
PCR / Nucleic acid amplification	300,204	390,804	433,972
Genomics / NGS	238,910	224,797	245,066
Other	65,576	68,106	83,224
Total net sales	$1,965,311	$2,141,518	$2,251,657